Stock-based compensation (Details Textual) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May 22, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount by which the pool of available shares will be reduced for each stock option granted	1
Number of shares added back for tax withholding on full value awards	1.9
The amount of common stock available under the plan for future grants and/or issuances (in shares)	47,000,000
Description of vesting of restricted stock units and stock options	RSUs generally vest in approximately equal amounts on the second, third and fourth anniversaries of the grant date.
Number of common shares issued for each performance unit earned	1
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The number of shares by which the pool of available shares will be reduced for other types of awards granted	1.9
Weighted average grant date fair value, granted (in usd per share)	$ 166.74	$ 115.63	$ 107.01
Total fair value of units that vested during the year	$ 206	$ 191	$ 145
Total unrecognized compensation cost related to nonvested awards	$ 312
Weighted average number of years over which compensation cost related to nonvested awards is expected to be recognized	1 year 8 months 12 days
Units outstanding (in shares)	5,000,000	7,100,000
Units granted (in shares)	1,400,000
Units, forfeited (in shares)	800,000
Weighted average grant date fair value, forfeited (in usd per share)	$ 112.53
Units, vested (in shares)	2,700,000
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of stock options exercised during the year	$ 150	$ 228	210
Actual tax benefits realized from tax deductions from option exercises	$ 55	$ 83	$ 77
Stock options [Member] | Granted on and after April 26, 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of stock options from date of grant	10 years
Stock options [Member] | Granted prior to April 26, 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of stock options from date of grant	7 years
Performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The number of shares by which the pool of available shares will be reduced for other types of awards granted	1.9
Weighted average grant date fair value, granted (in usd per share)	$ 182.55	$ 104.47	$ 102.73
Total fair value of units that vested during the year		$ 587	$ 270
Total unrecognized compensation cost related to nonvested awards	$ 113
Weighted average number of years over which compensation cost related to nonvested awards is expected to be recognized	1 year
Period over which the grants of equity instruments vest	3 years
Units outstanding (in shares)	3,800,000	5,800,000
Weighted average grant date fair value of units, outstanding	$ 121.34	$ 92.66
Units granted (in shares)	900,000
Units, forfeited (in shares)	400,000
Weighted average grant date fair value, forfeited (in usd per share)	$ 112.28
Units, vested (in shares)	0
the Amended 2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock authorized for issuance				104,000,000